                                             STATEMENT OF ADDITIONAL INFORMATION




                                                                AMBASSADOR FUNDS




                                                    AMBASSADOR MONEY MARKET FUND
                                                            INSTITUTIONAL SHARES
                                                                 INVESTOR SHARES


This Statement of Additional Information, also known as an SAI, should be read with the Prospectus for the Funds dated October 31, 2002. This SAI is not a prospectus itself. To receive a copy of the Prospectus, please write us or call 1-800-992-0444.

                                                                AMBASSADOR FUNDS
                                                 211 WEST FORT STREET, SUITE 720
                                                               DETROIT, MI 48226

                                October 31, 2002

                                TABLE OF CONTENTS

GENERAL INFORMATION...............................................................................................3
INVESTMENT STRATEGIES AND RISKS...................................................................................3
   More About Principal Investment Strategies and Risks...........................................................3
      Money Market Instruments....................................................................................3
      U.S. Government Obligations.................................................................................4
      Repurchase Agreements.......................................................................................4
   More About Other Investment Strategies and Risks...............................................................4
      Variable and Floating Rate U.S. Government Securities.......................................................4
      Michigan Municipal Securities...............................................................................5
      Zero Coupon Securities......................................................................................5
      Restricted and Illiquid Securities..........................................................................5
      When-Issued and Delayed Delivery Transactions...............................................................6
      Securities Lending..........................................................................................6
INVESTMENT LIMITATIONS............................................................................................7
      Selling Short and Buying on Margin..........................................................................7
      Issuing Senior Securities and Borrowing Money...............................................................7
      Underwriting................................................................................................7
      Investing in Commodities, Commodity Contracts, or Real Estate...............................................7
      Lending Cash or Securities..................................................................................7
      Concentration of Investments................................................................................7
      Investing in Securities of Other Investment Companies.......................................................8
      Investing in Illiquid Securities............................................................................8
      Investing in Restricted Securities..........................................................................8
MANAGEMENT OF THE TRUST...........................................................................................8
   Trustees and Officers..........................................................................................8
   Compensation...................................................................................................9
   Share Ownership...............................................................................................10
   Indemnification of Trustees and Officers......................................................................10
   Investment Adviser............................................................................................10
   Brokerage Transactions........................................................................................11
   Administrator, Transfer Agent and Fund Accountant.............................................................12
   Custodian.....................................................................................................13
   Independent Auditors..........................................................................................13
   Legal Counsel.................................................................................................13
   Principal Holders of Securities...............................................................................13
SHAREHOLDER RIGHTS...............................................................................................13
ADDITIONAL INFORMATION ON PURCHASES AND REDEMPTIONS..............................................................14
DETERMINATION OF NET ASSET VALUE.................................................................................14
   Use of the Amortized Cost Method..............................................................................14
TAXATION.........................................................................................................16
   Tax Status of the Fund........................................................................................16
   Tax Status of Shareholders....................................................................................16
DIVIDENDS AND DISTRIBUTIONS......................................................................................17
DISTRIBUTOR AND DISTRIBUTION PLAN................................................................................18
PERFORMANCE INFORMATION..........................................................................................18
   Yield.........................................................................................................18
   Effective Yield...............................................................................................19
FINANCIAL STATEMENTS.............................................................................................19
ANTI-MONEY LAUNDERING PROGRAM....................................................................................19
APPENDIX--DESCRIPTION OF BOND RATINGS............................................................................20

                               GENERAL INFORMATION

Ambassador Funds is a Delaware business trust established under a Declaration of Trust, dated March 22, 2000. Ambassador Funds is an open-end, diversified, management investment company currently consisting of one series, the Ambassador Money Market Fund, which offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares pay a distribution fee pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, of up to 0.25% of average net assets, while Institutional Shares do not pay this fee. See "Distributor and Distribution Plan" for further information about this distribution fee. As of the date of this SAI, shares of the Funds are only being offered for sale in Michigan, New York and Ohio.


                         INVESTMENT STRATEGIES AND RISKS

The Prospectus for the Fund describes the principal investment strategies employed to achieve the Fund's investment objective and the principal risks associated with an investment in the Fund. Below you will find more detail about the types of investment strategies and risks associated with the Fund, including those which are not considered principal strategies or risks.

MORE ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS

MONEY MARKET INSTRUMENTS.

Money market instruments mature in 397 days or less, and include without limitation:

         -        U.S. Treasury bills;
         - Bankers' Acceptances - bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less;
         - Certificates of Deposit - negotiable and non-negotiable, interest-bearing instruments with specific maturities. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity;
         - Demand and Time Deposits - non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like certificates of deposit, demand and time deposits earn specified rates of interest over a definite period of time; however, these securities cannot be traded in the secondary market and are considered to be illiquid if they have maturities of more than seven days;
         -        High Quality Commercial Paper (see Prospectus);
         - Federal Agency Discount Paper - these securities are issued by U.S. government agencies at a discount and redeemed at maturity at face value;
         -        Repurchase Agreements (see "Repurchase Agreements" below); and
         - Money Market Mutual Funds (see "Investment Limitations-Investing in Securities of Other Investment Companies" below).

The instruments of banks and savings and loans whose deposits are insured by the FDIC, such as certificates of deposit, demand and time deposits, and bankers' acceptances, are not necessarily guaranteed by the FDIC.

The Fund will limit its investments in certificates of deposit, demand and time deposits and similar instruments to those issued by financial institutions which are eligible to serve as depositories for political subdivisions of the state of Michigan.

U.S. GOVERNMENT OBLIGATIONS. U.S. government obligations include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities, and include certain mortgage-backed securities and zero coupon securities described more fully below.

Some of the various agencies of the U.S. government which issue obligations include the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration (FHA), Government National Mortgage Association (GNMA or Ginnie Mae), Maritime Administration, Small Business Administration (SBA), and The Tennessee Valley Authority (TVA). Some of the instrumentalities of the U.S. government which issue securities include Federal Home Loan Banks (FHLB), Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), Student Loan Marketing Association (SLMA or Sallie Mae), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (FNMA or Fannie Mae) and the U.S. Postal Service.

U.S. government obligations are backed by:

         - the full faith and credit of the U.S. Treasury, such as GNMA obligations;
         - the issuer's right to borrow from the U.S. Treasury, such as FNMA obligations;
         - the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities, such as SLMA obligations; or
         - the credit of the agency or instrumentality issuing the obligations, such as FHLMC obligations.

The above examples are not intended to be an exhaustive list of permissible issuing agencies or instrumentalities. Securities which are not backed by the full faith and credit of the U.S. Treasury may not always receive financial support from the U.S. government. The Money Market Fund may invest in U.S. government obligations to a lesser extent.

REPURCHASE AGREEMENTS. Under a repurchase agreement, also known as a "repo," the Fund will buy securities from a financial institution which commits to buy them back at a specified time and price. During the term of the repurchase agreement, the Fund will take actual or constructive possession of collateral securities backing such repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Ambassador Capital Management, L.L.C. ("ACM" or the "Adviser"), the investment adviser for the Fund, believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by ACM, to be creditworthy, pursuant to guidelines established by the Board of Trustees.

MORE ABOUT OTHER INVESTMENT STRATEGIES AND RISKS

VARIABLE AND FLOATING RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities the Fund may purchase carry variable or floating interest rates. Variable rate securities have a rate of interest subject to adjustment on specified dates at least annually and will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. Floating rate securities have a rate of interest which adjusts whenever a specified interest rate changes. Interest rate adjustments are ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

A variable rate security that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. Floating rate securities that are subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

MICHIGAN MUNICIPAL SECURITIES.

The Fund may invest in certain types of short-term municipal notes issued by Michigan county governments in anticipation of the collection of delinquent property taxes; interest paid on these notes is usually includable in gross income for federal income tax purposes but is exempt from state and local income taxes in Michigan. These notes are typically secured by real property taxes due and payable to a Michigan county and other taxing units within that county that are unpaid as of the annual due date (normally March 1) and they are also a "limited tax" general obligation of the issuing county, which means that they are secured by the full faith and credit of the county but the county does not have authority to impose any additional taxes for the payment of such notes. In Michigan, counties are permitted to borrow monies for the purpose of funding a tax payment fund that is used to pay up to 100% of the delinquent property taxes that are uncollected on March 1 of each year to the county itself as well as to any school district, intermediate school district, community college district, city, township, special assessment district, the State or any other political unit within the county for which delinquent property taxes are due.

Delinquent property tax notes in which the Fund may invest will be limited to investments in obligations which are rated SP-1 by S&P, or MIG-1 by Moody's, at the time of investment, or which are of equivalent quality as determined by the Adviser. In addition, the Adviser will generally only invest in these types of delinquent property tax notes if they may be tendered, or "put", back to the issuer or another party on a periodic basis (usually weekly) and if the interest rate on such notes is re-set, or adjusts, to reflect market conditions on a periodic basis (usually weekly). The Fund will not invest more than 5% of its total assets in delinquent property tax notes issued by any one Michigan county and not more than 20% of its total assets in all such notes as a group.

ZERO COUPON SECURITIES.

These are U.S. Treasury obligations which have been stripped of their unmatured interest coupons and receipts. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon U.S. Treasury securities generally are more sensitive to changes in interest rates than comparable maturity securities that make current distributions of interest.

RESTRICTED AND ILLIQUID SECURITIES.

The Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Fund, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Adviser believes that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Adviser intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Adviser believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

         -        the frequency of trades and quotes for the security;
         - the number of dealers willing to purchase or sell the security and the number of other potential buyers;
         -        dealer undertakings to make a market in the security; and
         - the nature of the security and the nature of the marketplace trades.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.

The Fund may participate in when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

When-issued and delayed delivery transactions are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that the Fund will receive on the securities are each fixed at the time the Fund enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually purchasing the securities. If ACM deems it advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When the Fund engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The market value of the securities underlying a when-issued or delayed delivery transaction, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on securities it has committed to purchase until they are paid for and delivered on the settlement date.

SECURITIES LENDING.

In order to enhance return, the Fund may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.

The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially. In determining whether the Fund will lend securities, ACM will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which ACM has determined are creditworthy under guidelines established by the Board of Trustees.


                             INVESTMENT LIMITATIONS

The following investment limitations are fundamental and may not be changed without shareholder approval.

SELLING SHORT AND BUYING ON MARGIN.

The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credit as may be necessary for clearance of purchases and sales.

ISSUING SENIOR SECURITIES AND BORROWING MONEY.

The Fund will not issue senior securities, except that it may borrow money directly from banks or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund has no present intention to borrow money.

UNDERWRITING.

The Fund will not engage in underwriting of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE.

The Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests.

LENDING CASH OR SECURITIES.

The Fund may lend portfolio securities in an amount of up to one-third of its assets. In addition, the Fund may purchase or hold money market instruments, including repurchase agreements, and other debt securities permitted by its investment objective, policies and limitations.

CONCENTRATION OF INVESTMENTS.

The Fund will not invest more than 25% of the value of its total assets in any one industry, provided that there shall be no limitation on investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.

The Fund may acquire up to 3% of the total outstanding securities of other investment companies. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to such customary expenses.

INVESTING IN ILLIQUID SECURITIES.

The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

INVESTING IN RESTRICTED SECURITIES.

The Fund will not invest more than 10% of the value of its net assets in securities which are subject to restrictions on resale under federal securities laws.


                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund's business. The Trustees have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and officers of the Trust is set forth below.

                               TERM OF
                             OFFICE AND                                                         NUMBER OF
                              LENGTH OF                                                         FUNDS IN             OTHER
  NAME (AGE), POSITION(s)       TIME                                                              TRUST          DIRECTORSHIPS
  WITH TRUST AND ADDRESS     SERVED(1)    PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS        OVERSEEN             HELD(2)
---------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Nicholas J. DeGrazia (59)     Indefinite   Principal of Modesitt Associates, Inc.                    1             None
Trustee                       term;        (management consulting firm) since 1997;
3650 Shorewood Drive          since 2000   Consultant of Lionel, L.L.C. from 1995-1996;
North Lakeport, MI 48059                   President and Chief Operating Officer of
                                           Lionel Trains, Inc. from 1990 to 1999
---------------------------------------------------------------------------------------------------------------------------------
Ronald E. Hall (59)           Indefinite   President and CEO of Bridgewater Interiors,               1             None
Trustee                       term;        LLC, since 1998; President and Chief
4617 West Fort Street         since 2000   Executive Officer of the Michigan Minority
Detroit, MI  48209                         Business Development Council from 1992 to
                                           1998.
---------------------------------------------------------------------------------------------------------------------------------
Conrad W. Koski (57)          Indefinite   Retired 1997; President and Chief Executive               1             None
Chairman and Trustee          term;        Officer of First of Michigan Corporation
206 Stephens                  since 2000   from 1996-1997 and Executive Vice President
Grosse Pointe Farms, MI                    and Chief Financial Officer from 1982-1996.
48236                                      Officer and Trustee of Cranbrook Funds from
                                           1984 to 1997.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED TRUSTEES(3)
---------------------------------------------------------------------------------------------------------------------------------
Brian T. Jeffries (37)        Indefinite  Founder and President of Ambassador Capital                1             None
President and Trustee         term;       Management, LLC since 1998; shareholder and
211 West Fort Street          since       Portfolio Manager of Munder Capital Management
Suite 720                     2000        from 1994 to 1998.
Detroit, MI 48226
---------------------------------------------------------------------------------------------------------------------------------
Gregory A. Prost (36)         Indefinite  Chief Investment Officer of Ambassador                     1             None
Vice President and Trustee    term;       Capital Management, LLC, since 2000;
211 West Fort Street          since 2000  shareholder and Senior Portfolio Manager of
Suite 720                                 Munder Capital Management, Inc. from 1995 to
Detroit, MI 48226                         2000
---------------------------------------------------------------------------------------------------------------------------------
                                             OFFICERS WHO ARE NOT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Kathryn J. Nurre (48)         Indefinite  Vice President and Senior Portfolio Manager                 1             None
Secretary                     term;       of Ambassador Capital Management, LLC since
211 West Fort Street          since 2000  1998; Director of Short Term Investments of
Suite 720                                 Cranbrook Capital Management from 1994 to
Detroit, MI 48226                         1998.
---------------------------------------------------------------------------------------------------------------------------------
Nadeem Yousaf (33)            Indefinite  Vice President, Financial Services of BISYS                 1             None
Treasurer                     term;       Fund Services since 1999; Director of
3435 Stelzer Road             since 2000  Canadian Operations of Investors Bank and
Columbus, OH  43219                       Trust responsible for oversight of mutual
                                          fund complexes from 1997 to 1999;
                                          Assistant Manager of
                                          PricewaterhouseCoopers from 1994 to
                                          1997.
---------------------------------------------------------------------------------------------------------------------------------
Alaina Metz (35)              Indefinite  Chief Administrative Officer, Blue Sky                       1             None
Assistant Secretary           term;       Compliance of BISYS Fund Services since 1995;
3435 Stelzer Road             since 2000  Supervisor, Blue Sky Department, Alliance
Columbus, OH  43219                       Capital Management L.P. from 1989 to 1995.
---------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor. Each officer is elected annually.
(2) Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the SEC pursuant to federal securities laws and any investment company registered with the SEC.
(3) Messrs. Jeffries and Prost are "interested Trustees" because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, LLC, the Trust's investment adviser.

The Board of Trustees has not established any committees. During the most recently completed fiscal year for the Trust, the Board of Trustees held four meetings and all of the Trustees attended at least 75% of the meetings.

COMPENSATION

During the fiscal year ended July 31, 2002, Disinterested Trustees of Ambassador Funds received the following compensation from the Trust, which is the only mutual fund managed by the Adviser:

                                        TRUSTEE COMPENSATION TABLE
                                  FOR THE FISCAL YEAR ENDED JULY 31, 2002
------------------------------------------------------------------------------------------------------------------
                                                                            PENSION OR
                                                      AGGREGATE        RETIREMENT BENEFITS    TOTAL COMPENSATION
                                                  COMPENSATION FROM     ACCRUED AS PART OF     FROM REGISTRANT
NAME OF PERSON, POSITION                             REGISTRANT           FUND EXPENSES        PAID TO TRUSTEES
------------------------------------------------------------------------------------------------------------------
Nicholas J. DeGrazia, Trustee                          $5,500                   $0                   $5,500
Ronald E. Hall, Trustee                                $5,500                   $0                   $5,500
Conrad W. Koski, Trustee                               $5,500                   $0                   $5,500

None of the Interested Trustees or officers of the Trust received any remuneration from the Trust during the fiscal year ended July 31, 2002. None of the Disinterested Trustees owned any interest in the Adviser or the Distributor of the Ambassador Money Market Fund. There are no pension or retirement benefit plans or programs in effect for Trustees of the Trust. For the current fiscal year ending July 31, 2003, the Trustees are paid an annual retainer of $3,000, regular meeting fees of $2,000 per meeting and special meeting fees of $500 per meeting. None of the officers and none of the Trustees who are interested persons of Ambassador Funds will receive any compensation from the Fund for their service as such during the current fiscal year.

SHARE OWNERSHIP

The equity securities in the Fund beneficially owned by the Trustees as of July 31, 2002, are as follows:

                                                                                         AGGREGATE DOLLAR RANGE OF
                                                                                          EQUITY SECURITIES IN ALL
                                                                                          REGISTERED INVESTMENT
                                                                                          COMPANIES OVERSEEN BY
                                   DOLLAR RANGE OF EQUITY SECURITIES HELD IN THE            TRUSTEE FOR ALL
NAME OF TRUSTEE                             AMBASSADOR MONEY MARKET FUND                    AMBASSADOR FUNDS
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                             DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Nicholas J. DeGrazia       Ambassador Money Market Fund.............None                     None
Ronald E. Hall             Ambassador Money Market Fund.............None                     None
Conrad W. Koski            Ambassador Money Market Fund.............$1 to $10,000            $1 to $10,000
---------------------------------------------------------------------------------------------------------------------
                               INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Brian T. Jeffries          Ambassador Money Market Fund.............$1 to $10,000            $1 to $10,000
Gregory A. Prost           Ambassador Money Market Fund.............$10,000 to $50,000       None

INDEMNIFICATION OF TRUSTEES AND OFFICERS

The Ambassador Funds Agreement and Declaration of Trust provides that Ambassador Funds will, to the fullest extent permitted by law, indemnify our Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with Ambassador Funds, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith and in the reasonable belief that their actions were in the best interests of the Trust, or that such indemnification would relieve any officer or Trustee of any liability to Ambassador Funds or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. Ambassador Funds, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

Investment Adviser

Ambassador Capital Management is the investment advisor to the Fund. ACM is an independent, 100% employee-owned investment advisory firm dedicated exclusively to the fixed income investment management business. Founded in 1998, ACM specializes in providing management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations. Ambassador Capital Management is headquartered in Detroit and maintains an office in Chicago. ACM is deemed to be controlled by Brian T. Jeffries, President and Chief Executive Officer of ACM, and Gregory A. Prost, Vice President of ACM, each of whom each owns more than 25% of the voting securities of ACM.

Under an Investment Advisory Agreement with the Trust, ACM, at its expense, furnishes a continuous investment program for the Fund and makes investment decisions on its behalf, all subject to such policies as the Trustees determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and the 1940 Act. In addition, ACM makes decisions consistent with the Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

The Fund pays an annual investment advisory fee to ACM equal to 0.20% of the Fund's on average daily net assets. During the fiscal year ended July 31, 2002, ACM received an advisory fee of $519,112 from the Fund.

The Investment Advisory Agreement provides that ACM shall not be subject to any liability for any error of judgment or of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under such agreement.

The Investment Advisory Agreement may be terminated without penalty with respect to the Fund at any time by the vote of the Trustees, by the shareholders of the Fund or by ACM upon 60 days' written notice. The Investment Advisory Agreement may be amended by the mutual agreement of the Trust and ACM, except where the 1940 Act requires such amendment to have the approval of the Shareholder of the Fund. The agreement also terminates without payment of any penalty in the event of its assignment. The Investment Advisory Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, ACM looks for prompt execution of the order at a favorable price. In working with dealers, ACM will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. ACM makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

ACM may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to ACM and may include:

         -        advice as to the advisability of investing in securities;
         -        security analysis and reports;
         -        economic studies;
         -        industry studies;
         -        receipt of quotations for portfolio evaluations; and
         -        similar services.

ACM exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. ACM determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by ACM in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which ACM might otherwise have paid, it would tend to reduce expenses.

Although investment decisions for the Fund described herein are made independently from those of the other accounts managed by ACM, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by ACM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by ACM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

BISYS and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are responsible for providing to the Fund administration, transfer agency and fund accounting services, and for arranging for custody services to be performed by a third party for the Fund. Pursuant to a three-year term Omnibus Fee Agreement dated August 1, 2000, between the Fund, BISYS and BISYS Ohio, the Fund pays to BISYS an annual fee for all of the described services based on the value of the aggregate average daily net assets of the Fund as follows: 0.18% on the first $200 million in aggregate assets; 0.15% on aggregate assets between $200 and $500 million; 0.125% on aggregate assets between $500 and $750 million; and 0.10% on aggregate assets above $750 million. The Fund also pays to BISYS an annual fee of $25.00 per shareholder account and will reimburse BISYS for out-of-pocket expenses associated with securities pricing, shareholder services and communication services. A minimum annual fee of $110,000 per Fund applies. For the fiscal year ended July 31, 2002, the Fund paid an administration fee of $440,181 to BISYS pursuant to the Omnibus Fee Agreement.

BISYS's responsibilities as administrator are described in a separate Administration Agreement with the Fund, and include administrative services, such as calculating expenses and related disbursements, assisting with the preparation of regulatory filings (including prospectuses) and shareholder communications, arranging for custodial services to be provided to the Fund and providing all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Fund.

BISYS Ohio's responsibilities as transfer agent are described in a separate Transfer Agency Agreement with the Trust, and include transfer agent services such as setting up and processing shareholder transactions, generating certain shareholder and transaction information, when needed, providing periodic Fund and shareholder activity reports, issuing IRS and other required reports or forms and maintaining shareholder accounts.

BISYS Ohio's responsibilities as fund accountant are described in a separate Fund Accounting Agreement with the Fund, and include portfolio accounting services such as maintaining Fund books and records, calculating net asset value, and obtaining security prices.

Each of the Administration Agreement, Transfer Agency Agreement and the Fund Accounting Agreement became effective on August 1, 2000, and will continue in effect for a period of three years, and thereafter will continue for successive one-year periods, unless terminated by either party on not less than 60 days' prior written notice. Notwithstanding the foregoing, each of these agreements may be terminated without penalty for "cause." The term "cause," as more fully described in the agreements which are filed with the Securities and Exchange Commission as exhibits to the Trust's registration statement, includes (a) an unremedied material breach of the agreement for more than 30 days following notice; (b) a court or similar tribunal finding of criminal guilt or unethical behavior of either party; (c) the commencement of Title 11 bankruptcy proceedings and similar events; (d) the failure by the Trust to collect any payments or reimbursements owed to the Trust by ACM for more than 60 days; and
(e) the failure by the Trust to pay any payments or reimbursements owed to BISYS Ohio by the Trust or the Fund for more than 60 days.

If for any reason other than nonrenewal, mutual agreement of the parties or "cause," BISYS or BISYS Ohio is replaced as administrator, transfer agent or fund accountant (as applicable), the Fund will be obligated to make a one-time cash payment to BISYS equal to the balance due under all of the agreements for the remainder of the then-current term.

Each of the Administration, Transfer Agency and Fund Accounting Agreements provides that neither BISYS nor BISYS Ohio shall be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the applicable agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the disregard by BISYS or BISYS Ohio of its obligations and duties thereunder.

CUSTODIAN

BISYS has arranged for Fifth Third Bank, whose address is 38 Fountain Square Plaza, Cincinnati, Ohio 45327, to serve as custodian for the Fund. Pursuant to a Custody Agreement with the Fund dated August 1, 2000, Fifth Third Bank earns an annual fee of 0.01% of the Fund's average daily net assets and is responsible for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee and maintenance of bank accounts on behalf of the Fund. The fee earned by Fifth Third Bank will be paid by BISYS out of the fees it earns under the Omnibus Fee Agreement.

INDEPENDENT AUDITORS

Ernst & Young LLP, whose address is 41 South High Street, Suite 1100, Columbus, OH 43215, serves as the independent auditor of the Fund.

LEGAL COUNSEL

Dykema Gossett PLLC, whose address is 400 Renaissance Center, Detroit, Michigan 48243, serves as legal counsel to the Trust.

PRINCIPAL HOLDERS OF SECURITIES

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of shares of the Fund.

As of October 1, 2002, the Trustees and officers, as a group, owned less than 1% of the shares of the Trust.

As of October 1, 2002, the following shareholders of record owned 5% or more of the outstanding shares of the Money Market Fund: the City of Detroit Land Acquisition Fund, 1210 Coleman A. Young Municipal Center, Detroit, MI 48226, owned approximately 33,982,335 shares (11.9%); the City of Detroit Sewer Bond Series, 1210 Coleman A. Young Municipal Center, Detroit, MI 48226, owned approximately 209,201,543 shares (73.1%); and the City of Detroit General Obligation Bond Fund, 1210 Coleman A. Young Municipal Center, Detroit, MI 48226, owned approximately 22,406,800 shares (7.8%).


                               SHAREHOLDER RIGHTS

As of the date of this SAI, the Fund offers two classes of shares: Investor Shares and Institutional Shares. Shares of the Fund, representing beneficial interests in the Fund, are fully transferable. Each share is entitled to dividends declared by the Trustees, and if the Fund is liquidated, shareholders will receive the net assets of the Fund attributable to the shares held.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a shareholder vote, and a proportionate fractional vote for each fractional share held. Ambassador Funds shareholders will vote in the aggregate and not by Fund, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the Fund.

The rights of shareholders cannot be modified without a majority vote.

Neither the Trust nor the Fund is required to hold annual meetings of shareholders for the purpose of electing Trustees, except that (i) we are required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Fund at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Fund. Upon written request by the holders of shares representing 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, we will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholder inquiries regarding shares of the Fund should be directed (by mail) to Ambassador Funds, P.O. Box 182419, Columbus, OH 43218-2419; (by telephone) 1-800-992-0444.


               ADDITIONAL INFORMATION ON PURCHASES AND REDEMPTIONS

Shares of the Fund described herein are sold at their net asset value without a sales charge on days the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. The procedures for purchasing and redeeming shares are explained in the Prospectus under "Investing in the Fund" and "Redeeming Fund Shares."


                        DETERMINATION OF NET ASSET VALUE

Net asset value is calculated at 2:00 p.m. Eastern Time or, if necessary, as of the close of business of the principal bond market on any day that the Federal Reserve Bank of Chicago and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place except on
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities to affect materially its net asset value; (ii) days during which no shares are tendered and no orders to purchase shares are received; and
(iii) any day the bond markets do not open or on which they close early, such as holidays or days in advance of holidays, or in the event of an emergency. The Money Market Fund attempts to stabilize the value of its shares at $1.00.

USE OF THE AMORTIZED COST METHOD

The Trustees have decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. The Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions of $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated.

If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of the Fund, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share based on available market quotations.

The Fund may invest only in obligations determined by ACM to present minimal credit risks under guidelines adopted by the Board of Trustees. The Fund's investments are limited to "First Tier Securities." First Tier Securities include those that possess at least one rating in the highest category and, if the securities do not possess a rating, those that are determined to be of comparable quality by ACM pursuant to guidelines adopted by the Board of Trustees.

A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by ACM to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by ACM.

In applying the above-described investment policies, a security that has not received a short-term rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by ACM to be comparable in priority and security to the obligation selected for purchase by the Fund, or, if not available, the issuer's long-term obligations, but only in accordance with the requirements of Rule 2a-7. A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is considered an Eligible Security if it possesses a long-term rating, within the two highest rating categories.

Certain of the obligations in which the Fund may invest may be variable or floating rate instruments, may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. Eligible Securities include those obligations that, at the time of purchase, possess the highest short-term rating from at least one National Recognized Statistical Rating Organization ("NRSRO") (the Money Market Fund may also invest up to 5% of its net assets in obligations that, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO, and in obligations that did not possess a short-term rating (i.e., are unrated) but are determined by ACM to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees).

The Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer, except that the Fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days.

If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Money Market Fund's net asset value or a subsequent change in a security's qualification as a First Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Money Market Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements fully collateralized by such obligations.

Under the guidelines adopted by the Board of Trustees, in accordance with Rule 2a-7 under the Investment Company Act of 1940, when in the best interests of the shareholders, ACM may be required to promptly take appropriate action with respect to an obligation held in the Fund's portfolio in the event of certain developments that indicate a reduction in the instrument's credit quality, such as where an

NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by ACM with regard to portfolio investments for the Fund and provides a description of relevant ratings assigned by each such NRSRO. A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.


                                    TAXATION

TAX STATUS OF THE FUND

The Money Market Fund will pay no federal income tax because it meets the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

         -        derive at least 90% of its gross income from dividends,
                  interest, and gains from the sale of securities;
         -        invest in securities within certain statutory limits; and
         - distribute to its shareholders at least 90% of its net income earned during the year.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its income at corporate rates, and could be required to recognize net unrealized gains and make distributions of any accumulated earnings and profits before requalifying as a regulated investment company that is accorded special tax treatment. In addition, all distributions by the Fund would be taxed as if made by a regular corporation thus the Fund could not pay exempt-interest or capital gains dividends.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, it will be subject to a 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

TAX STATUS OF SHAREHOLDERS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Money Market Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.

Capital gains experienced by the Money Market Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a non-taxable return of capital to the extent of a shareholder's tax basis in his shares. If the shareholder's basis has been reduced to zero, any additional return of capital distributions will be taxable as capital gain.

In general, the Money Market Fund is required to withhold 31% of the taxable dividends and other distributions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of the Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.


                           DIVIDENDS AND DISTRIBUTIONS

The net investment income shares of the Money Market Fund is determined as of 4:00 p.m., Eastern Time, each day on which the Fund offers shares (a "Business Day"). All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of net asset value. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the same class of the Fund at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of the Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and amortized market premium. Amortized market discount is included in interest income. The Money Market Fund does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally the Money Market Fund will have a positive net income at the time of each determination of net income. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of the Money Market Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder's account of the applicable class or classes, (2) offset each shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the net asset value per share of the applicable class or classes at $1.00. The Trustees may endeavor to restore the Fund's net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

If the Money Market Fund incurs or anticipates, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

                        DISTRIBUTOR AND DISTRIBUTION PLAN

BISYS Fund Services (the "Distributor") acts as the principal underwriter and distributor of the Fund's shares and continually offers shares of the Fund pursuant to a Distribution Agreement approved by the Trustees. The Distribution Agreement may be terminated at any time as to the Fund on not more than 60 days' notice by vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any such party or by the vote of a majority of the outstanding voting securities of the Fund. BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio, is the sole general partner of the Distributor, and WC Subsidiary Corporation, 150 Clove Road, Little Falls, New Jersey is the sole limited partner of the Distribution. As of July 31, 2002, the directors and officers of the Distributor were as follows:

                  Name                        Positions and Offices
                  ----                        ---------------------
                  Charles L. Booth........... Executive Representative
                  William J. Tomko........... Supervising Principal

The business addresses for each of these persons is 3435 Stelzer Road, Columbus, Ohio 43219. None of these persons hold any position with the Trust.

In June 2001, the Board of Trustees of the Trust adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may bear expenses associated with the distribution of its shares. In October 2001, the Distribution Plan was approved by holders of the Investor Shares of the Money Market Fund. The distribution Plan provides that the Money Market Fund may incur certain expenses that may not exceed a maximum amount equal to 0.25% of the average daily net asset value of the Fund for any fiscal year occurring after the adoption of the Distribution Plan. The Distribution Plan further provides that the Money Market Fund may pay such amounts to the Trust's Distributor, which may in turn use such amount to pay broker dealers, financial institutions and other organizations which have entered into written agreements with the Distributor providing for the marketing and distribution of the Fund's Investor Shares. Such payments will be made to these other organizations for continuing marketing and sales related services based on the average daily net asset value of shares held in accounts at such other organizations. The disposition of monies pursuant to the Distribution Plan will be reviewed by the Board of Trustees of the Trust on a quarterly basis, to assure that the amounts paid and the purposes for which they are paid, comply with the provisions of the Distribution Plan and Rule 12b-1.

The services under the Distribution Plan may include assistance in advertising and marketing of the Money Market Fund's Investor Shares, aggregating and processing purchase, exchange and redemption requests for shares, maintaining account records, issuing confirmations of transactions and providing sub-accounting and sub-transfer agent services with respect to Investor Shares.

While the Distribution Plan is in effect, the selection and nomination of Trustees of the Trust who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees") is committed to the discretion of the Independent Trustees then in office.


                             PERFORMANCE INFORMATION

From time to time, the Fund may advertise performance, including yields, effective yields and total returns as described below.

YIELD

The Money Market Fund calculates yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7).

To the extent that financial institutions and broker-dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD

The effective yield of the Money Market Fund is computed by compounding the unannualized base period return by: (1) adding 1 to the base period return, (2) raising the sum to the 365/7th power; and (3) subtracting 1 from the result.

Average annual total return is the average compounded rate of return for a given period that would equate an initial investment of $1,000 with the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at that time. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, plus any additional shares earned assuming reinvestment of all dividends and distributions.

Based on the seven-day period ended July 31, 2002 (the "base period"), the yield and effective yield of the Shares of the Money Market Fund were 1.19% and 1.20%, respectively.


                              FINANCIAL STATEMENTS

The report of Ernst & Young LLP, independent auditors, and the audited financial statements of the Money Market Fund, which are contained in the Ambassador Funds Annual Report to Shareholders for the fiscal year ended July 31, 2002, previously sent to shareholders of the Money Market Fund and filed with the Securities and Exchange Commission, are hereby incorporated by reference into this Statement of Additional Information. Ambassador Funds will furnish a copy of such Annual Report to shareholders, without charge, upon request made to Ambassador Funds, c/o BISYS Fund Services, P.O. Box 182419, Columbus Ohio 43218-2419.


                          ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds' distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                      APPENDIX--DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATING DEFINITIONS

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

DUFF & PHELPS, INC. CORPORATE BOND RATING DEFINITIONS

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- - High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

FITCH IBCA LONG-TERM DEFINITIONS

AAA - Obligations for which there is the lowest expectation of credit risk. Assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Obligations for which there is a very low expectation of credit risk. They indicated very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to unforeseeable events.

A - Obligations for which there is a low expectation of credit risk. The capacity for timely repayment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to change in circumstances or economic conditions.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1 - This designation indicates that the degree of safety regarding timely payment strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime 1 - Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term promissory obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries;
         -        High rates of return on funds employed;
         - Conservative capitalization structure with moderate reliance on debt and ample asset protection;
         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and
         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime 2 - Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NR indicates the bonds are not currently rated by Moody's or S&P. However, management considers them to be of good quality.

DUFF & PHELPS, INC. COMMERCIAL PAPER RATING DEFINITIONS

Duff 1+ - Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1-High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2 - Good certainty of timely payment Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH IBCA COMMERCIAL PAPER RATING DEFINITIONS

F-1 - Issues assigned this rating are regarded as having the highest capacity for timely payment.

F-2 - Issues assigned this rating reflect a strong capacity for timely payment. However, the relative degree of risk is slightly higher than for issues classified as "A1" and capacity for repayment may be susceptible to adverse changes in business, economics, or financial conditions.

F-3 - Issues assigned this rating have an adequate capacity for timely payment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions.